Note 19 - Share-based Payment (Details Textual)	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	15,000	6,371
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in dollars per share) | $ / shares	$ 18.07	$ 4.3	$ 92.77
Licence fee income | $			$ 1,000,000
Percentage of voting equity interests acquired			50.00%
Cash and cash equivalents, percentage contributed to fair value of plan assets			50.00%
Weighted average remaining contractual life of outstanding share options (Year)	2 months 19 days	6 months
Restricted stock units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	822,934	38,484
Number of instruments other than equity instruments, vested for which underlying shares yet to be issued (in shares)	108,370	11,545
Number of instruments other than equity instruments vested for which underlying shares were issued (in shares)	379,718	68,992
Weighted average remaining contractual period (Year)	1 year 4 months 17 days	1 year 10 months 24 days